OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2021
(Unaudited)

COMPANY/INVESTMENT(1)(13)(14)	ACQUISITION DATE(15)	PRINCIPAL AMOUNT	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Debt Investments
Structured Finance - Debt Investments(3)(6)
Allegro CLO II-S, Ltd.
CLO secured notes - Class E(3)(6), 7.95% (LIBOR + 7.82%, due October 21, 2028)	06/24/2020	$ 5,500,000	$ 4,544,041	$ 5,011,600

BlueMountain CLO 2018-1 Ltd.
CLO secured notes - Class F(3)(6), 8.34% (LIBOR + 8.21%, due July 30, 2030)	11/18/2019	8,500,000	6,191,081	6,991,250

Highbridge Loan Management 5-2015, Ltd.
CLO secured notes - Class FRR(3)(6), 8.12% (LIBOR + 8.00%, due October 15, 2030)	08/03/2021	3,425,000	3,081,332	2,879,740

Longfellow Place CLO, Ltd.
CLO secured notes - Class FRR(3)(6), 8.62% (LIBOR + 8.50%, due April 15, 2029)	03/26/2019	4,137,500	3,002,657	2,872,253

Midocean Credit CLO VI
CLO secured notes - Class F(3)(6), 8.20% (LIBOR + 8.01%, due April 20, 2033)	03/12/2021	4,000,000	3,246,726	3,541,200

Venture XX CLO, Limited
CLO secured notes - Class F(3)(6), 6.42% (LIBOR + 6.30%, due April 15, 2027)	03/03/2021	6,450,000	5,453,718	5,514,750

Venture XXI CLO, Limited
CLO secured notes - Class F(3)(6), 6.72% (LIBOR + 6.60%, due July 15, 2027)	07/28/2021	1,750,000	1,441,185	1,422,750
			$ 26,960,740	$ 28,233,543	3.11%
Total Collateralized Loan Obligation - Debt Investments			$ 26,960,740	$ 28,233,543	3.11%

Collateralized Loan Obligation - Equity Investments
Structured Finance - Equity Investments
AIMCO CLO, Series 2015-A
CLO subordinated notes(5)(7)(11), (Estimated yield 11.67%, maturity October 17, 2034)	08/25/2021	$ 10,203,750	$ 6,773,740	$ 7,652,813

Allegro CLO II-S, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 19.51%, maturity October 21, 2028)	02/06/2020	20,800,000	6,199,341	5,616,000

ALM XVII, Ltd.
CLO subordinated notes(5)(7)(10), (Estimated yield 0.00%, maturity January 15, 2028)	03/04/2019	6,500,000	-	26,000

AMMC CLO XII, Limited
CLO subordinated notes(5)(7), (Estimated yield 24.66%, maturity November 10, 2030)	09/10/2021	24,350,000	7,579,886	7,548,500

Anchorage Capital CLO 1-R, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 27.66%, maturity April 13, 2031)	08/13/2020	10,000,000	5,888,815	6,839,187

Anchorage Capital CLO 4-R, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 17.40%, maturity January 28, 2031)	05/20/2019	8,625,000	5,799,871	5,865,000

Anchorage Capital CLO 5-R, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 26.56%, maturity January 15, 2030)	07/16/2019	27,316,000	18,093,941	18,765,950

Anchorage Capital CLO 7, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 24.81%, maturity January 28, 2031)	06/02/2020	12,750,000	5,621,430	7,140,000

Anchorage Capital CLO 17, Ltd.
CLO subordinated notes(5)(7)(9), (Estimated yield 17.96%, maturity July 15, 2034)	06/04/2021	31,610,000	28,947,722	29,162,754

Apex Credit CLO 2015-II, Ltd. (fka: JFIN CLO 2015-II Ltd.)
CLO subordinated notes(5)(7), (Estimated yield 0.00%, maturity October 17, 2026)	11/22/2016	5,750,000	3,752,827	3,015,224

Apex Credit CLO 2018 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 20.61%, maturity April 25, 2031)	03/14/2018	12,420,000	6,897,709	4,996,664

Apex Credit CLO 2019 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 15.37%, maturity April 18, 2032)	05/13/2019	17,500,000	13,579,044	10,851,235

Apex Credit CLO 2019-II Ltd.
CLO subordinated notes(5)(7), (Estimated yield 27.89%, maturity October 25, 2032)	10/27/2020	4,500,000	2,659,473	2,762,144

Ares XXVII CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 18.50%, maturity October 28, 2034)	03/06/2019	27,871,690	13,290,563	12,298,445

Ares XXXIV CLO Ltd.
CLO subordinated notes(5)(7), (Estimated yield 19.52%, maturity April 17, 2033)	08/30/2021	15,000,000	7,940,126	7,393,511

Ares XXXVII CLO Ltd.
CLO subordinated notes(5)(7), (Estimated yield 22.21%, maturity October 15, 2030)	02/12/2019	25,000,000	14,114,637	12,597,574

Ares XL CLO Ltd.
CLO subordinated notes(5)(7), (Estimated yield 29.86%, maturity January 15, 2029)	11/30/2017	37,433,000	16,006,829	13,793,667

(Continued on next page)

OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS - (continued)
DECEMBER 31, 2021
(Unaudited)

COMPANY/INVESTMENT(1)(13)(14)	ACQUISITION DATE(15)	PRINCIPAL AMOUNT	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Equity Investments - (continued)
Structured Finance - Equity Investments (continued)
Ares XLII CLO Ltd.
CLO subordinated notes(5)(7), (Estimated yield 23.53%, maturity January 22, 2028)	06/23/2021	$ 21,910,000	$ 9,686,090	$ 8,688,752

Ares LXI CLO Ltd.
CLO subordinated notes(5)(7)(9)(11), (Estimated yield 15.86%, maturity October 20, 2034)	08/25/2021	13,000,000	11,740,390	11,050,000

Atlas Senior Loan Funding XVII, Ltd.
CLO subordinated notes(5)(7)(9)(11), (Estimated yield 19.03%, maturity October 20, 2034)	09/20/2021	6,000,000	5,058,514	5,040,000

Atrium XV
CLO subordinated notes(5)(7)(11), (Estimated yield 17.94%, maturity January 23, 2031)	09/17/2019	21,000,000	14,653,269	14,280,000

Battalion CLO VII Ltd.
CLO subordinated notes(5)(7)(10), (Estimated yield 0.00%, maturity July 17, 2028)	07/03/2018	26,900,000	3,668,240	2,501,700

Benefit Street Partners CLO V Ltd.
CLO preference shares (5)(7)(10), (Estimated yield 0.00%, maturity October 20, 2026)	07/27/2015	11,500,000	486,128	368,000

Bighorn VI, Ltd.
CLO subordinated warehouse notes(4)(5), (Estimated yield 13.74%, maturity February 18, 2023)	09/21/2021	16,875,000	16,875,000	16,875,000

BlueMountain Fuji US CLO II Ltd.
CLO subordinated notes(5)(7), (Estimated yield 20.86%, maturity October 20, 2030)	02/13/2020	31,480,000	17,158,728	19,202,800

BlueMountain CLO 2015-4 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 29.89%, maturity April 20, 2030)	07/22/2020	7,644,700	3,556,648	4,281,032

BlueMountain CLO 2016-3 Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 25.10%, maturity November 15, 2030)	08/18/2020	7,697,500	4,070,438	4,541,525

BlueMountain CLO 2018-1 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 14.34%, maturity July 30, 2030)	01/14/2020	13,000,000	6,315,153	5,720,000

BlueMountain CLO 2018-3 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 24.22%, maturity October 25, 2030)	06/11/2020	17,825,000	7,853,186	9,625,500

B&M CLO 2014-1 LTD
CLO subordinated notes(5)(7), (Estimated yield 0.00%, maturity April 16, 2026)	10/30/2014	22,000,000	1,872,796	2,200

Carlyle Global Market Strategies CLO 2013-2, Ltd.
CLO subordinated notes(5)(7)(10)(11), (Estimated yield 0.00%, maturity January 18, 2029)	03/19/2013	16,098,067	2,065,279	933,688

Carlyle Global Market Strategies CLO 2013-4, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 17.71%, maturity January 15, 2031)	09/29/2021	14,500,000	5,532,497	5,365,000

Carlyle Global Market Strategies CLO 2014-5, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 6.63%, maturity July 15, 2031)	03/27/2019	7,134,333	3,284,216	2,782,390

Carlyle US CLO 2017-1, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 18.66%, maturity April 20, 2031)	01/27/2021	7,550,000	4,065,648	3,850,500

Carlye US CLO 2020-2, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 26.32%, maturity October 25, 2031)	10/21/2020	17,225,000	11,191,004	13,607,750

Carlye US CLO 2021-8, Ltd.
CLO subordinated notes(5)(7)(9)(11), (Estimated yield 19.15%, maturity October 20, 2034)	08/24/2021	42,537,500	34,267,666	33,604,625

Cathedral Lake CLO 2013, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 11.03%, maturity October 15, 2029)	05/31/2018	13,350,000	3,693,999	2,937,000

Cathedral Lake II, Ltd.
CLO subordinated notes(5)(7)(10)(11), (Estimated yield 0.00%, maturity July 16, 2029)	05/31/2018	14,862,200	1,601,856	148,622

Cedar Funding XV CLO, Ltd.
CLO subordinated warehouse notes(4)(5), (Estimated yield 13.91%, maturity July 10, 2023)	07/12/2021	15,000,000	15,000,000	15,000,000

CIFC Funding 2014-III, Ltd.
CLO income notes(5)(7)(11), (Estimated yield 5.10%, maturity October 22, 2031)	03/06/2018	18,225,000	8,396,575	6,743,250

CIFC Funding 2021-VII, Ltd.
CLO income notes(5)(7)(9)(11), (Estimated yield 17.30%, maturity January 23, 2035)	10/18/2021	19,867,500	17,085,338	17,280,752

Crestline Denali CLO XVI, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 18.69%, maturity January 20, 2030)	06/10/2021	22,000,000	11,644,321	11,000,000

Dryden 33 Senior Loan Fund
CLO subordinated notes(5)(7)(11), (Estimated yield 31.96%, maturity April 15, 2029)	11/18/2020	9,600,000	3,793,777	4,896,000

(Continued on next page)

OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS - (continued)
DECEMBER 31, 2021
(Unaudited)

COMPANY/INVESTMENT(1)(13)(14)	ACQUISITION DATE(15)	PRINCIPAL AMOUNT	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Equity Investments - (continued)
Structured Finance - Equity Investments (continued)
Dryden 38 Senior Loan Fund
CLO subordinated notes(5)(7), (Estimated yield 18.25%, maturity July 15, 2030)	09/23/2021	$ 13,100,000	$ 7,220,336	$ 6,812,000

Elevation CLO 2015-4, Ltd.
CLO subordinated notes(5)(7)(10), (Estimated yield 0.00%, maturity April 18, 2027)	09/05/2019	19,350,000	-	38,700

Elevation CLO 2020-11, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 17.08%, maturity April 15, 2033)	02/21/2020	24,000,000	20,768,287	20,400,000

Elevation CLO 2021-12, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 17.37%, maturity April 20, 2032)	02/11/2021	27,190,000	19,490,148	19,033,000

Elevation CLO 2021-14, Ltd.
CLO subordinated notes(5)(7)(9), (Estimated yield 20.09%, maturity October 20, 2034)	09/21/2021	32,000,000	26,352,277	25,481,600

Highbridge Loan Management 3-2014, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 23.65%, maturity July 18, 2029)	06/19/2020	20,000,000	6,632,489	6,800,000

Highbridge Loan Management 5-2015, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 19.55%, maturity October 15, 2030)	08/03/2021	18,125,000	7,140,775	6,919,400

HPS Loan Management 2021-16, Ltd.
CLO income notes(5)(7)(9)(11), (Estimated yield 17.70%, maturity January 23, 2035)	11/12/2021	24,174,000	20,555,162	20,068,675

HPS Loan Management 10-2016, Ltd.
CLO income notes(5)(7)(11), (Estimated yield 13.73%, maturity January 20, 2028)	10/21/2021	1,460,380	725,590	671,775

Kings Park CLO, Ltd.
CLO income notes(5)(7)(9)(11), (Estimated yield 17.43%, maturity January 21, 2035)	12/07/2021	30,552,500	24,733,865	24,442,000

KVK CLO 2013-1, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 26.44%, maturity January 14, 2028)	09/22/2020	3,950,000	925,565	1,027,000

LCM 35 Ltd.
CLO income notes(5)(7)(9)(11), (Estimated yield 17.37%, maturity October 15, 2034)	10/28/2021	28,000,000	23,092,713	22,400,000

Longfellow Place CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 0.00%, maturity April 15, 2029)	01/11/2018	19,640,000	5,591,252	126,198

Madison Park Funding XIII, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 21.35%, maturity April 19, 2030)	09/17/2019	21,500,000	8,749,092	9,245,000

Madison Park Funding XV, Ltd.
CLO subordinated notes(5)(7)(10), (Estimated yield 0.00%, maturity January 27, 2026)	03/07/2019	34,300,000	-	788,900

Madison Park Funding XXIV, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 13.20%, maturity October 20, 2029)	03/28/2019	3,568,750	2,137,910	1,962,813

Madison Park Funding XXX, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 18.72%, maturity April 15, 2047)	02/23/2018	17,550,000	11,896,521	10,812,038

Madison Park Funding XXXVIII, Ltd.
CLO income notes(5)(7)(9)(11), (Estimated yield 19.53%, maturity July 17, 2034)	05/14/2021	21,250,000	20,139,699	21,037,500

Madison Park Funding LII, Ltd.
CLO income notes(5)(7)(9)(11), (Estimated yield 14.19%, maturity January 22, 2035)	11/22/2021	15,365,000	13,302,078	13,252,313

Madison Park Fund XLI, Ltd. (fka: Atrium XII CLO)
CLO subordinated notes(5)(7), (Estimated yield 22.81%, maturity April 22, 2027)	10/08/2015	34,762,500	15,547,134	16,859,813

Man GLG US CLO 2018-2 Ltd.
CLO subordinated notes(5)(7)(10), (Estimated yield 32.95%, maturity October 15, 2028)	02/18/2021	32,000,000	218,607	1,184,000

Marble Point CLO XI Ltd.
CLO income notes(5)(7), (Estimated yield 6.85%, maturity December 18, 2047)	05/07/2019	8,500,000	4,338,653	3,187,500

Midocean Credit CLO II
CLO income notes(5)(7), (Estimated yield 24.50%, maturity January 29, 2030)	06/17/2021	13,600,000	3,921,503	3,604,000

Midocean Credit CLO III
CLO income notes(5)(7), (Estimated yield 0.00%, maturity April 21, 2031)	04/24/2019	16,650,000	7,285,475	2,997,000

Midocean Credit CLO VI
CLO income notes(5)(7), (Estimated yield 11.77%, maturity April 20, 2033)	11/08/2016	29,700,000	24,066,511	20,493,000

Mountain View CLO 2014-1 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 0.00%, maturity October 15, 2026)	08/08/2018	15,000,000	2,506,803	1,500

MP CLO VIII, Ltd.
CLO income notes(5)(7)(11), (Estimated yield 20.03%, maturity April 28, 2034)	11/10/2021	11,000,000	3,980,651	3,850,000

Nassau 2017-II Ltd.
CLO income notes(5)(7)(11), (Estimated yield 0.00%, maturity January 15, 2030)	09/17/2019	24,400,000	11,278,966	8,052,000

(Continued on next page)

OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS - (continued)
DECEMBER 31, 2021
(Unaudited)

COMPANY/INVESTMENT(1)(13)(14)	ACQUISITION DATE(15)	PRINCIPAL AMOUNT	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Equity Investments - (continued)
Structured Finance - Equity Investments (continued)
NorthWoods Capital XIV-B, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 15.72%, maturity November 13, 2031)	12/18/2019	$ 6,975,000	$ 3,711,502	$ 3,208,500

Neuberger Berman CLO XVI-S, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 20.95%, maturity April 15, 2034)	03/04/2021	5,000,000	4,319,703	4,750,000

Nyack Park CLO, Ltd.
CLO subordinated notes(5)(7)(9), (Estimated yield 17.52%, maturity October 20, 2034)	09/02/2021	26,000,000	23,072,546	22,074,000

Ocean Trails CLO VI
CLO subordinated notes(5)(7), (Estimated yield 0.00%, maturity July 15, 2028)	10/30/2018	4,000,000	2,716,511	1,901,696

Octagon Investment Partners XVII, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 24.68%, maturity January 25, 2031)	05/18/2021	2,570,100	838,187	822,432

Octagon Investment Partners XXII, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 15.28%, maturity January 22, 2030)	06/07/2018	15,000,000	7,038,302	6,150,000

Octagon Investment Partners 36, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 19.89%, maturity April 15, 2031)	08/24/2021	10,250,000	6,085,285	5,796,219

Octagon Investment Partners 40, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 14.21%, maturity April 20, 2031)	02/14/2019	40,750,000	30,882,424	30,970,000

Octagon 57, Ltd.
CLO income notes(5)(7)(9)(11), (Estimated yield 16.97%, maturity October 15, 2034)	10/13/2021	31,725,000	26,424,016	25,476,400

OFSI Fund VII, Ltd.
CLO subordinated notes(5)(7)(10), (Estimated yield 0.00%, maturity October 18, 2026)	08/05/2014	28,840,000	11,615,625	115,360

OFSI BSL VIII, Ltd.
CLO preferred shares(5)(7), (Estimated yield 0.00%, maturity August 16, 2029)	04/26/2019	8,500,000	4,463,330	2,805,000

OZLM VII, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 0.57%, maturity July 17, 2029)	01/29/2020	21,891,673	4,798,588	3,077,086

OZLM XIV, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 21.49%, maturity July 15, 2034)	12/07/2015	31,810,472	14,055,573	14,944,165

Point Au Roche Park CLO, Ltd.
CLO subordinated notes(5)(7)(9), (Estimated yield 16.99%, maturity July 20, 2034)	05/28/2021	7,320,000	6,738,005	6,972,300

PPM CLO 2 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 24.40%, maturity April 16, 2032)	12/22/2020	7,000,000	3,966,996	4,550,000

Race Point IX CLO, Limited
CLO subordinated notes(5)(7), (Estimated yield 24.99%, maturity October 15, 2030)	06/23/2021	2,394,474	860,889	909,900

Regatta VI Funding Ltd.
CLO income notes(5)(7)(11), (Estimated yield 18.01%, maturity April 20, 2034)	10/21/2021	22,000,000	11,295,090	10,560,000

Regatta XVIII Funding Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 20.82%, maturity January 15, 2034)	02/18/2021	28,886,856	22,186,961	24,553,828

Regatta XXIII Funding Ltd.
CLO income notes(5)(7)(9)(11), (Estimated yield 17.44%, maturity January 20, 2035)	11/04/2021	22,496,000	17,745,708	17,267,129

Rockford Tower CLO 2021-3, Ltd.
CLO subordinated notes(5)(7)(9)(11), (Estimated yield 17.71%, maturity October 20, 2034)	09/22/2021	29,264,625	25,182,007	24,874,931

Rockford Tower CLO 12, Ltd.
CLO income notes(4)(5)(7)(11), (Estimated yield 17.33%, maturity September 13, 2023)	11/09/2021	32,000,000	32,000,000	32,000,000

Rockland Park CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 17.13%, maturity April 20, 2034)	04/26/2021	28,750,000	22,886,839	23,287,500

Romark CLO – V Ltd.
CLO income notes(5)(7)(9)(11), (Estimated yield 17.06%, maturity January 15, 2035)	11/18/2021	27,000,000	20,908,942	20,487,566

Saratoga Park CLO, Ltd.
CLO income notes(4)(5)(7)(11), (Estimated yield 17.77%, maturity October 27, 2023)	11/22/2021	5,250,000	5,250,000	5,250,000

(Continued on next page)

OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS - (continued)
DECEMBER 31, 2021
(Unaudited)

COMPANY/INVESTMENT(1)(13)(14)	ACQUISITION DATE(15)	PRINCIPAL AMOUNT	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Equity Investments - (continued)
Structured Finance - Equity Investments (continued)
Shackleton 2013-IV-R CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 19.86%, maturity April 13, 2031)	08/14/2018	$ 24,500,000	$ 9,423,679	$ 9,070,947

Shackleton 2014-V-R CLO, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 16.19%, maturity May 07, 2031)	09/17/2019	20,750,000	10,008,471	9,337,500

Signal Peak CLO 9, Ltd.
CLO subordinated notes(5)(7)(9), (Estimated yield 17.86%, maturity July 21, 2034)	07/19/2021	18,110,000	16,713,508	15,755,700

Sound Point CLO V-R, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 18.99%, maturity July 18, 2031)	05/04/2021	37,500,000	8,065,564	7,875,000

Sound Point CLO VI-R, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 1.45%, maturity October 20, 2031)	05/01/2018	24,656,983	7,477,299	4,684,827

Sound Point CLO XX, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 18.89%, maturity July 26, 2031)	07/07/2021	13,000,000	8,015,335	7,605,000

Telos CLO 2013-3, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 0.00%, maturity July 17, 2026)	01/25/2013	14,332,210	6,296,614	1,246,902

Telos CLO 2013-4, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 0.00%, maturity January 17, 2030)	07/11/2013	14,350,000	5,616,104	2,496,765

Telos CLO 2014-6, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 0.00%, maturity January 17, 2027)	11/08/2017	21,400,000	9,166,640	1,776,200

THL Credit Wind River 2017-1 CLO Ltd.
CLO subordinated notes(5)(7), (Estimated yield 15.46%, maturity April 18, 2036)	02/02/2017	14,200,000	9,125,245	8,378,000

Tralee CLO II, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 0.00%, maturity July 20, 2029)	06/06/2018	6,300,000	2,041,187	630,000

Tralee CLO IV, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 0.00%, maturity January 20, 2030)	12/21/2017	13,270,000	7,589,397	3,715,600

Venture XV CLO, Limited
CLO subordinated notes(5)(7)(11), (Estimated yield 0.00%, maturity July 15, 2032)	01/31/2018	9,450,126	5,003,209	2,138,091

Venture XVII CLO, Limited
CLO subordinated notes(5)(7)(11), (Estimated yield 0.00%, maturity April 15, 2027)	01/09/2017	17,000,000	7,420,511	2,611,009

Venture XX CLO, Limited
CLO subordinated notes(5)(7)(11), (Estimated yield 0.00%, maturity April 15, 2027)	07/27/2018	7,200,000	2,316,126	1,656,000

Venture XXI CLO, Limited
CLO subordinated notes(5)(7), (Estimated yield 0.00%, maturity July 15, 2027)	08/16/2017	30,000,000	14,244,599	4,200,000

Venture XXV CLO, Limited
CLO subordinated notes(5)(7), (Estimated yield 46.69%, maturity April 20, 2029)	09/25/2020	13,750,000	3,851,745	5,775,000

Venture 37 CLO, Limited
CLO subordinated notes(5)(7), (Estimated yield 14.53%, maturity July 15, 2032)	05/28/2019	8,500,000	6,505,573	5,780,000

Venture 40 CLO, Limited
CLO subordinated notes(5)(7)(11), (Estimated yield 22.38%, maturity November 24, 2031)	10/16/2020	17,580,000	14,274,170	15,646,200

Venture 42 CLO, Limited
CLO subordinated notes(5)(7), (Estimated yield 18.29%, maturity April 15, 2034)	03/15/2021	7,000,000	5,566,664	5,740,000

Venture 44 CLO, Limited
CLO subordinated notes(5)(7)(9), (Estimated yield 18.97%, maturity October 20, 2034)	08/16/2021	24,750,000	21,376,339	21,285,000

Vibrant CLO III, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 26.73%, maturity October 20, 2031)	02/05/2019	26,250,000	9,790,451	11,025,000

Vibrant CLO VIII, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 24.37%, maturity January 20, 2031)	11/30/2020	5,000,000	2,456,667	2,300,000

Wellfleet 2016-2 CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 1.33%, maturity October 20, 2028)	09/28/2016	11,000,000	6,413,223	5,060,000

(Continued on next page)

OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS - (continued)
DECEMBER 31, 2021
(Unaudited)

COMPANY/INVESTMENT(1)(13)(14)	ACQUISITION DATE(15)	PRINCIPAL AMOUNT	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Equity Investments - (continued)
Structured Finance - Equity Investments (continued)
Wellfleet CLO X, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 23.15%, maturity July 20, 2032)	12/03/2020	$ 7,310,000	$4,109,898	$ 5,117,000

Wellfleet CLO 2017-1, Ltd.
CLO income notes(5)(7)(11), (Estimated yield 18.88%, maturity April 20, 2029)	11/03/2021	2,000,000	1,071,734	1,040,000

West CLO 2014-1, Ltd.
CLO subordinated notes(5)(7)(10)(11), (Estimated yield 0.00%, maturity July 18, 2026)	11/16/2018	20,250,000	481,344	506,250

Wind River 2021-2 CLO Ltd.
CLO subordinated notes(5)(7), (Estimated yield 20.40%, maturity July 20, 2034)	05/14/2021	30,700,000	23,677,708	25,481,000

York CLO-5 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 19.12%, maturity October 22, 2031)	05/20/2021	21,500,000	12,763,764	12,040,000

Zais CLO 7, Limited
CLO subordinated notes(5)(7), (Estimated yield 28.39%, maturity April 15, 2030)	06/29/2021	8,000,000	2,758,092	2,720,000

Zais CLO 8, Limited
CLO subordinated notes(5)(7)(11), (Estimated yield 0.00%, maturity April 15, 2029)	02/23/2018	3,000,000	1,713,203	1,080,000

Zais CLO 9, Limited
CLO subordinated notes(5)(7), (Estimated yield 4.43%, maturity July 20, 2031)	06/19/2018	12,700,000	8,365,217	5,080,000

CLO other(8)	Various(16)		11,231,682	12,127,072
			$1,254,334,763	$ 1,161,982,554	128.06%
Total Collateralized Loan Obligation - Equity Investments			$1,254,334,763	$ 1,161,982,554	128.06%

Total Investments			$1,281,295,503	$ 1,190,216,097	131.17%

Cash Equivalents

First American Government Obligations Fund(12)			$33,024,597	$ 33,024,597

Total Cash Equivalents			$33,024,597	$ 33,024,597	3.64%

Total Investments and Cash Equivalents			$1,314,320,100	$ 1,223,240,694	134.81%

(1)
We do not "control" and are not an "affiliate" of any of our portfolio companies, each as defined in the Investment Company Act of 1940, as amended (the "1940 Act").
In general, under the 1940 Act, we would be presumed to "control" a portfolio company if we owned more than 25% of its voting securities and would be an "affiliate" of a portfolio company if we owned 5% or more of its voting securities.

(2)	Fair value is determined in good faith by the Board of Directors of the Fund.
(3)	Cost value reflects accretion of original issue discount or market discount.
(4)	The subordinated shares represent an investment in a warehouse facility, which is a financing structure intended to aggregate loans that may be used to form the basis of a CLO vehicle.
(5)	Cost value reflects accretion of effective yield less any cash distributions received or entitled to be received from CLO equity investments.
(6)	The CLO secured notes generally bear interest at a rate determined by reference to three-month LIBOR which resets quarterly. For each CLO debt investment, the rate provided is as of December 31, 2021.
(7)
The CLO subordinated notes, preferred shares and income notes are considered equity positions in the CLO funds. Equity investments are entitled to recurring distributions which are generally equal to the remaining cash flow of the payments made by the underlying fund's securities less contractual payments to debt holders and fund expenses.  The estimated yield indicated is based upon a current projection of the amount and timing of these recurring distributions and the estimated amount of repayment of principal upon termination.  Such projections are periodically reviewed and adjusted, and the estimated yield may not ultimately be realized.

(8)	Fair value represents discounted cash flows associated with fees earned from CLO equity investments.
(9)
Investment has not made inaugural distribution for relevant period end. Please refer to "Note 3. Summary of Significant Accounting Policies - Investment Income" in OXLC's most recently filed Form N-CSR for the six months ended September 30, 2021.

(10)
The CLO equity investment was optionally redeemed. Please refer to "Note 3. Summary of Significant Accounting Policies - Securities Transactions" in OXLC's most recently filed Form N-CSR for the six months ended September 30, 2021.

(11)	Investment is co-invested with the Fund’s affiliates. Please refer to “Note 5. Related Party Transactions” in OXLC's most recently filed Form N-CSR for the six months ended September 30, 2021.
(12)	Represents cash equivalents held in a money market account as of December 31, 2021.
(13)
The fair value of the investment was determined using significant unobservable inputs. Please refer to "Note 4. Fair Value" in OXLC's most recently filed Form N-CSR for the six months ended September 30, 2021.

(14)
The Fund generally acquires its investments in private transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”).  Unless otherwise noted, all of the Fund's investments are deemed to be “restricted securities” under the Securities Act.

(15)	Acquisition date represents the initial date of purchase.
(16)	Acquisition date includes multiple investments purchased from August 2014 through December 31, 2021.